Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2026 USD ($) shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Aug. 28, 2026 CAD ($)
Disaggregation of Revenue [Line Items]
Accumulated deficit		$ 302,561,000		$ 302,561,000		$ 206,303,000
Net loss		32,196,000	$ 20,298,000	94,851,000	$ 47,643,000
Net cash outflows from operating activities				51,886,000	43,111,000
Cash and cash equivalents		286,473,000		286,473,000		16,164,000
Working capital, net				284,382,000		31,237,000
Proceeds from reverse recapitalization and Private Investment in Public Equity ("PIPE") transaction, net of transaction costs	$ 301,646,000			$ 263,599,000	0
Proceeds from issuance of private placement	275,000,000
Cash acquired through reverse recapitalization	$ 26,646,000
Earnout shares (in shares) | shares	1,100,000			1,100,000
Accounts receivable, allowance for credit loss		0		$ 0		$ 0
Impairment of long-lived assets to be disposed of		$ 0	$ 0	$ 0	$ 0
SRF Loan
Disaggregation of Revenue [Line Items]
Debt instrument, face amount							$ 195,000
Minimum
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, contract duration				6 months
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement
Disaggregation of Revenue [Line Items]
Proceeds from notes payable				$ 67,154,000
Earnout shares (in shares) | shares				5,467,524
Derivative liability, contingent consideration, remaining shares available for issuance (in shares) | shares		232,846,000		232,846,000
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | Maximum
Disaggregation of Revenue [Line Items]
Derivative liability, contingent consideration, remaining shares available for issuance (in shares) | shares		24,532,476		24,532,476